Acquisitions	6 Months Ended
Jul. 31, 2024
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2025 Acquisitions

On March 28, 2024, Descartes acquired all of the shares of OCR Services, Inc. (“OCR”), a leading provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $82.8 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $4.7 million with a fair value of $3.9 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.8 million. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before March 28, 2025.

On April 19, 2024, Descartes acquired substantially all of the shares of Aerospace Software Developments (“ASD”), a leading provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $62.5 million (EUR 58.7 million), net of cash acquired, which was substantially paid at closing from cash on hand with the remaining $3.6 million expected to be paid by the end of fiscal 2025. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, intangible assets, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 19, 2025.

On June 10, 2024, Descartes acquired all of the shares of BoxTop Technologies Limited (“BoxTop”), a leading provider of shipment management solutions for small- to mid-sized logistics services providers. The purchase price for the acquisition was approximately $12.1 million (GBP 9.5 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, intangible assets, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before June 10, 2025.

For the businesses acquired during fiscal 2025, we incurred acquisition-related costs of $2.0 million and $2.4 million for the three and six month periods ended July 31, 2024, respectively. The acquisition-related costs were primarily for advisory services and are included in other charges in our condensed consolidated statements of operations. During the three and six month periods ended July 31, 2024, we have recognized revenues of $8.2 million and $10.2 million, respectively, and net income of $1.3 million and $1.7 million, respectively, from OCR, ASD and BoxTop since the date of acquisition in our condensed consolidated statements of operations.

The preliminary purchase price allocation for the businesses acquired during 2025, which has not been finalized, is as follows:

	OCR	ASD	BoxTop	Total
Purchase price consideration:
Cash, net of cash acquired related to OCR ($5,743), ASD ($2,475) and BoxTop ($1,012)	82,659	58,945	12,111	153,715
Consideration payable	190	3,577	—	3,767
Net working capital adjustments (receivable) / payable	(340)	695	62	417
	82,509	63,217	12,173	157,899
Allocated to:
Current assets, excluding cash acquired	4,265	4,572	56	8,893
Deferred income tax asset	77	—	—	77
Right-of-use Assets	59	—	186	245
Other long-term assets	13	6	1	20
Current liabilities	(1,073)	(627)	(405)	(2,105)
Deferred revenue	(9,755)	(367)	(454)	(10,576)
Lease obligations	(59)	—	(186)	(245)
Deferred income tax liability	(13,107)	(3,319)	(1,743)	(18,169)
Net tangible assets (liabilities) assumed	(19,580)	265	(2,545)	(21,860)

Finite life intangible assets acquired:
Customer agreements and relationships	24,200	12,247	2,926	39,373
Existing technology	25,000	14,377	3,944	43,321
Trade names	1,500	298	25	1,823
Non-compete covenants	600	426	76	1,102
Goodwill	50,789	35,604	7,747	94,140
	82,509	63,217	12,173	157,899

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	OCR	ASD	BoxTop
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	10 years	3-6 years	2 years
Non-compete covenants	5 years	5 years	5 years

The goodwill on the OCR, ASD and BoxTop acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the OCR, ASD and BoxTop acquisitions are not deductible for tax purposes.

Fiscal 2024 Acquisitions

On February 14, 2023, Descartes acquired all of the shares of Windigo Logistics, Inc., doing business as GroundCloud (“GroundCloud”), a cloud-based provider of final-mile carrier solutions and road safety compliance tools. The purchase price for the acquisition was approximately $136.8 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $80.0 million based on GroundCloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $19.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2024 with no adjustments.

On April 20, 2023, Descartes acquired substantially all of the assets of Localz Pty Ltd.(“Localz”), a cloud-based customer engagement platform for day-of-service interaction and order management. The purchase price for the acquisition was approximately $5.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2024 with no adjustments.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired BoxTop, ASD, OCR, Localz, and GroundCloud as of February 1, 2023.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of BoxTop, ASD, OCR, Localz, and GroundCloud occurred at February 1, 2023, or to project our results of operations for any future period.

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Revenue	163,781	150,565	320,842	296,367
Net income	34,709	27,206	69,028	54,890
Earnings per share
Basic	0.41	0.32	0.81	0.65
Diluted	0.40	0.31	0.79	0.63